Short-term borrowings (Details) - CNY (¥) ¥ in Thousands			6 Months Ended
	Dec. 12, 2018	Jun. 25, 2018	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Zai Lab (Suzhou) Co., Ltd
Line Of Credit Facility [Line Items]
Facility agreement expiration period		3 years
Facility agreement amount		¥ 25,000
Facility agreement, Outstanding amount			¥ 25,000
Facility agreement, Expiration year			2020
Short-term borrowing, average interest rate		4.785%
Facility agreement, loan drawn down amount			¥ 0	¥ 25,000	¥ 5,000
Facility agreement, Repayment of outstanding amount			0	¥ 20,000	5,000
Zai Biopharmaceutical (Suzhou) Co., Ltd
Line Of Credit Facility [Line Items]
Facility agreement expiration period	3 years
Facility agreement amount	¥ 40,000
Facility agreement, Outstanding amount			¥ 5,000
Facility agreement, Expiration year			2020
Short-term borrowing, average interest rate	4.785%
Facility agreement, loan drawn down amount					¥ 15,000
Facility agreement, Repayment of outstanding amount			¥ 15,000